The Yacktman Fund


1ST QUARTER REPORT

March 31, 1997

This report is submitted for the general information of shareholders of The Yacktman Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund. The prospectus includes complete information about management fees and expenses, investment objectives, risks and operating policies of the Fund. Read the prospectus carefully.



THE YACKTMAN FUND, INC.

MESSAGE TO SHAREHOLDERS
Dear Shareholder:

For investors who purchased shares at the Fund's inception in July, 1992 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $18.10 by the end of the first quarter of 1997. Moreover, the Fund has a cumulative return of 108.5% compared to 84.5% for the S&P 500 since the low price for the Fund on August 12, 1993. The Fund had a 3.5% return for the first quarter of 1997 as compared to a 2.7% return for the S&P 500.


                                 One           Annualized        Annualized
                                 Year          Three Years    Since Inception
                            4/1/96-3/31/97   4/1/94-3/31/97    7/6/92-3/31/97
                            --------------   --------------    --------------
The Yacktman Fund               23.0%             23.7%            13.3%
S&P 500                         19.8%             22.3%            16.6%

The above past performance is not predictive of future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For us in Chicago, we have been blessed with having the dominant basketball team of the 1990's in the Chicago Bulls. They have won four NBA crowns and have a good chance of winning at least one more. The Bulls have accomplished this feat with both a great defense and an excellent offense. Their defense consistently keeps them in the game, and teams with outstanding defenses usually have better than average records and typically make the playoffs. However, to win the NBA title, a team also must consistently score more points than its opponents.

We believe the same principles apply to investing. It is very important to play defense (i.e., minimize risk) by buying solid businesses whose public stock prices are well below their private market values. The private market value is the price an intelligent businessperson would pay for the whole company. When these business properties are not available at good prices, we temporarily invest the money in cash equivalents, and currently more than 25% of the Fund is so invested. Our defensive strategies alone should provide above average investment results.

However, to achieve championship results over time, we believe it is equally important to own businesses that have high returns on tangible assets and the ability to sustain these returns into the distant future. Consequently, the businesses we own tend to have low capital intensities (i.e., they have relatively low capital requirements for given revenue and earnings levels). Businesses burdened with heavy capital needs find it more difficult to earn high returns. We also avoid technology companies because they may flame out like Roman candles or shooting stars. Many of the most popular computer companies in 1983, when I first started managing a mutual fund, are virtually out of business. Very few of them stood "the test of time."

In investing, as in coaching a basketball team, certain events can be controlled and others cannot. We believe good coaches (and investors) focus on the controllable and lose little sleep worrying about factors outside of our control. If we do our homework and buy dollar bills with fifty cents (i.e., purchase high return businesses at big discounts), what happens to the stock market, interest rates, inflation, or the economy should be relatively insignificant in our decision process.

Our investment strategy is designed to earn the highest possible longer term results consistent with minimal risk. We will strive to be like Phil Jackson, the brilliant Bulls coach, and his staff in selecting and working with talented players (superior businesses) to bring you championship results.

Sincerely,

/s/ Donald A. Yacktman

Donald A. Yacktman



TOP TWELVE EQUITY HOLDINGS
49.8% of the Fund

                                                  % OF
                                                THE FUND
                                               ---------

 Philip Morris Cos., Inc.                         9.5%
 United Asset Management Corp.                    4.8%
 Franklin Quest Co.                               4.3%
 Reebok International Ltd.                        4.3%
 Clorox Co.                                       4.2%
 Whitman Corp.                                    4.2%
 Department 56, Inc.                              4.2%
 Valassis Communications, Inc.                    3.2%
 UST, Inc.                                        3.1%
 Intimate Brands, Inc.                            3.0%
 Fruit of the Loom, Inc.                          2.7%
 Bandag, Inc., Class A                            2.3%
                                                ------
 TOTAL                                           49.8%

PURCHASES & SALES
For the Quarter Ended March 31, 1997

                                              NET SHARES       CURRENT
NEW PURCHASES                                  PURCHASED     SHARES HELD
                                              ----------    ------------

A. C. NIELSEN CORP.
Is the worldwide leader in the
marketing-research industry.
Measures and evaluates consumer
purchases of groceries, health and
beauty aids, and other packaged
and durable goods.                              803,100        803,100

FOUNDATION HEALTH CORP.
Owns and operates primary
group and network Health
Maintenance Organizations
(HMOs)  and Preferred Provider
Organizations (PPOs).                           185,000        185,000



PURCHASES & SALES (Cont'd.)
For the Quarter Ended March 31, 1997

                                             NET SHARES       CURRENT
NEW PURCHASES (CONT'D.)                       PURCHASED    SHARES HELD
                                             ----------    -----------

MCGRAW HILL, INC.
Is a multimedia information
provider that publishes textbooks,
technical and popular books,
and periodicals.                                50,000          50,000

TUPPERWARE CORP.
Is a global enterprise with sales in
more than 100 countries.  They offer
food storage containers, food
preparation items, microwave
cookware, serving products, toys,
and many other products.                       220,000         220,000




                                             NET SHARES        CURRENT
OTHER PURCHASES                               PURCHASED    SHARES HELD
----------------                             ----------    -----------

Department 56, Inc.                           1,382,500      2,150,000

Franklin Quest Co.                              273,700      1,803,700

Block H&R, Inc.                                   8,400        483,400

International Dairy Queen, Inc.                 190,800        800,000

Intimate Brands, Inc.                           225,000      1,410,000

Philip Morris Cos., Inc.                         20,000        740,000

Rollins, Inc.                                   233,200        830,000

Selective Insurance Group                        59,000        417,000

Tootsie Roll Industries <F1>                    247,821        268,521

Torchmark Corp.                                  40,000        340,000



                                             NET SHARES        CURRENT
OTHER PURCHASES (CONT'D.)                     PURCHASED    SHARES HELD
-------------------------                    ----------   ------------

Toys 'R' Us, Inc.                              390,000         640,000

United Asset Management Corp.                   70,000       1,660,000

Whitman Corp.                                  255,000       1,530,000

<F1> Adjusted for a 3% stock dividend on 3/7/97



                                             NET SHARES        CURRENT
SALES                                              SOLD    SHARES HELD
-----                                       -----------    -----------

Abbott Laboratories                             100,000              -

Barefoot, Inc.                                1,312,000              -

Bristol-Myers Squibb Co.                        210,000              -

Clorox Co.                                       35,000        335,000

Dow Jones & Co., Inc.                           470,000              -

Quaker Oats Co.                                  24,000        325,000

Reebok International Ltd.                       132,100        847,900

Salomon, Inc.                                   468,500         70,000

Sara Lee Corp.                                  126,900        179,600

Stride Rite Corp.                               158,800              -



PORTFOLIO OF INVESTMENTS
March 31, 1997 (Unaudited)
                                                 NUMBER
                                              OF SHARES          VALUE
                                             ----------         ------

COMMON STOCKS - 74.5%

APPAREL/SHOES - 8.7%
Fruit of the Loom, Inc.<F2>                     578,200   $ 23,995,300
Liz Claiborne, Inc.                             340,000     14,832,500
Reebok International Ltd.                       847,900     38,049,513
                                                          ------------
                                                            76,877,313
                                                          ------------

CONGLOMERATES - 4.2%
Whitman Corp.                                 1,530,000     37,485,000
                                                          ------------

CONSUMER GOODS - 8.7%
Department 56, Inc. <F2>                      2,150,000     37,356,250
Franklin Quest Co. <F2>                       1,803,700     38,103,162
Topps Co. (The) <F2>                            500,000      2,000,000
                                                          ------------
                                                            77,459,412
                                                          ------------

FINANCIAL SERVICES - 5.2%
Salomon, Inc.                                    70,000      3,491,250
United Asset Management Corp.                 1,660,000     42,537,500
                                                          ------------
                                                            46,028,750
                                                          ------------

FOOD/BEVERAGE - 3.5%
Quaker Oats Co.                                 325,000     11,862,500
Sara Lee Corp.                                  179,600      7,273,800
Tootsie Roll Industries                         268,521     12,049,880
                                                          ------------
                                                            31,186,180
                                                          ------------

FOOD/TOBACCO - 12.6%
Philip Morris Cos., Inc.                        740,000     84,452,500
UST, Inc.                                     1,000,000     27,875,000
                                                          ------------
                                                           112,327,500
                                                          ------------

HOUSEHOLD PRODUCTS - 5.1%
Clorox Co.                                      335,000     37,561,875
Tupperware Corp.                                220,000      7,370,000
                                                          ------------
                                                            44,931,875
                                                          ------------


                                                 NUMBER
                                              OF SHARES          VALUE
                                             ----------         ------

INSURANCE - 4.1%
Selective Insurance Group                       417,000  $  17,305,500
Torchmark Corp.                                 340,000     18,827,500
                                                          ------------
                                                            36,133,000
                                                          ------------
MEDIA - 3.6%
A. C. Nielsen Corp. <F2>                        803,100     12,046,500
American Media, Inc., Class A<F2>             1,200,000      7,050,000
King World Productions, Inc. <F2>               363,500     13,267,750
                                                          ------------
                                                            32,364,250
                                                          ------------

MEDICAL SERVICES - 0.8%
Foundation Health Corp. <F2>                    185,000      6,752,500
                                                          ------------


RETAILING - 7.0%
International Dairy Queen, Inc. <F2>            800,000     17,600,000
Intimate Brands, Inc.                         1,410,000     26,613,750
Toys 'R' Us, Inc. <F2>                          640,000     17,920,000
                                                          ------------
                                                            62,133,750
                                                          ------------

SERVICES - 8.7%
Block H&R, Inc.                                 483,400     14,199,875
Dun & Bradstreet Corp.                          180,000      4,567,500
Interpublic Group of Cos., Inc.                 190,000     10,022,500
Jenny Craig, Inc. <F2>                          290,000      1,957,500
McGraw Hill, Inc.                                50,000      2,556,250
Rollins, Inc.                                   830,000     15,562,500
Valassis Communications, Inc. <F2>            1,270,000     28,416,250
                                                          ------------
                                                            77,282,375
                                                          ------------

TIRES AND RUBBER - 2.3%
Bandag, Inc., Class A                           418,500     20,192,625
                                                          ------------

Total Common Stocks
   (cost $533,580,750)                                     661,154,530
                                                          ------------

PORTFOLIO OF INVESTMENTS (Cont'd.)
March 31, 1997 (Unaudited)

                                              PRINCIPAL
                                                 AMOUNT          VALUE
                                             ----------          -----

SHORT-TERM INVESTMENTS - 26.4%

COMMERCIAL PAPER - 26.1%
Anchor Funding Corp.,
5.63%, 04/14/97                            $  2,900,000   $  2,894,104
Atlas Funding Corp.,
5.38%, 04/30/97                              10,000,000      9,956,661
Commercial Credit Co.
  5.49%, 04/02/97                             5,000,000      4,999,238
  5.30%, 04/03/97                            20,000,000     19,994,111
  5.47%, 04/21/97                            10,700,000     10,668,117
Creative Capital Corp.
  5.45%, 04/07/97                            10,000,000      9,990,917
  5.54%, 04/10/97                             8,828,000      8,815,773
  5.38%, 04/15/97                             5,054,000      5,043,426
F. P. Funding Corp.
  5.36%, 04/01/97                            10,000,000     10,000,000
  5.42%, 04/03/97                             3,500,000      3,498,946
Gotham Funding Corp.,
5.31%, 04/11/97                               8,000,000      7,988,200
Halifax Building Co.,
5.60%, 04/07/97                               5,000,000      4,995,333
Industrial Funding Corp.
  5.36%, 04/01/97                            10,000,000     10,000,000
  5.37%, 04/01/97                             5,000,000      5,000,000
  5.36%, 04/02/97                             5,000,000      4,999,255
  5.37%, 04/16/97                            10,000,000      9,977,625
Iris Partners - LP
  5.38%, 04/04/97                             7,000,000      6,996,862
  5.37%, 04/07/97                             5,000,000      4,995,525
  5.37%, 04/15/97                             3,960,000      3,951,730
  5.40%, 05/05/97                             3,736,000      3,716,946
Oak Funding Corp.
  5.40%, 04/16/97                            10,000,000      9,977,500
  5.31%, 04/22/97                             5,000,000      4,984,513
SRD Finance, Inc.
  5.36%, 04/17/97                             7,000,000      6,983,324
  5.37%, 04/24/97                             7,000,000      6,975,984


                                              PRINCIPAL
                                                 AMOUNT          VALUE
                                              ---------         ------

COMMERCIAL PAPER - 26.1% (CONT'D.)
Working Capital Management
  5.40%, 04/01/97                             8,915,000   $  8,915,000
  5.38%, 04/08/97                            10,000,000      9,989,539
  5.37%, 04/09/97                             9,554,000      9,542,599
  5.30%, 04/10/97                             4,300,000      4,294,303
  5.33%, 04/18/97                            11,936,000     11,905,958
  5.39%, 04/21/97                            10,000,000      9,970,055
                                                          ------------

Total Commercial Paper
   (cost $232,021,544)                                     232,021,544
                                                          ------------

DEMAND NOTES
(VARIABLE RATE) - 0.3%
American Family Financial Services            1,044,929      1,044,928
Johnson Controls Corp.                          657,400        657,400
Sara Lee Corp.                                  700,000        700,000
                                                          ------------

Total Demand Notes
   (cost $2,402,328)                                         2,402,328
                                                          ------------

Total Short-Term Investments
   (cost $234,423,872)                                     234,423,872
                                                          ------------

Total Investments - 100.9%
   (cost $768,004,622)                                     895,578,402

Liabilities less
   Other Assets - (0.9)%                                   (7,993,469)
                                                          ------------

Net Assets - 100% (equivalent
   to $13.75 per share based on
   64,558,418 shares outstanding)                         $887,584,933
                                                          ============

<F2> Non-income producing


For Fund information and shareholder services, call 1-800/525-8258

The Yacktman Fund, Inc
Shareholder Services Center
615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201-0701